INCOME TAXES - Unused tax losses (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Recognized Deferred Tax Assets and Liabilities
Total	$ 318,477,703	$ 273,792,687	$ 245,013,646
2023
Recognized Deferred Tax Assets and Liabilities
Total	6,038,836
2024
Recognized Deferred Tax Assets and Liabilities
Total	6,906,649
2025
Recognized Deferred Tax Assets and Liabilities
Total	18,105,259
2026
Recognized Deferred Tax Assets and Liabilities
Total	32,396,580
2027
Recognized Deferred Tax Assets and Liabilities
Total	135,245,992
2028
Recognized Deferred Tax Assets and Liabilities
Total	33,339,203
2029
Recognized Deferred Tax Assets and Liabilities
Total	15,799,773
2030
Recognized Deferred Tax Assets and Liabilities
Total	21,718,728
US losses
Recognized Deferred Tax Assets and Liabilities
Total	12,885,335
Israel losses
Recognized Deferred Tax Assets and Liabilities
Total	$ 36,041,348